Other assets - Schedule of Other Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Jun. 11, 2025	Dec. 31, 2024
Disposal group
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets	£ 0	£ 4,900	£ 5,059
Disposal group assets:
Deferred tax assets	0	9	13
Goodwill	0	£ 50	50
Insurance contract assets	113		0
Reinsurance contract assets	401		422
Investment in joint ventures and associates	445		542
Property, plant and equipment:	14,916		13,397
Prepayments	1,792		1,634
Deferred tax assets	3,990		5,005
Non-current assets or disposal groups classified as held for sale	0		5,122
Other assets	2,988		3,671
Total other assets	20,655		24,788
Reinsurance contract liabilities
Disposal group assets:
Increase (decrease) in insurance contracts liability (asset)	5,080
Aggregate continuing and discontinued operations [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Reinsurance contract assets			5,481
Investment property
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	3,917		3,281
Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,126		1,100
Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	901		879
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	8,213		7,265
Right-of-use assets (note 25)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 759		£ 872